CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - shares	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Nov. 24, 2020
Number of warrants to purchase shares issued	6,439		6,439
Private Placement | Private Placement Warrants | LifeSci Acquisition II Corp
Number of warrants to purchase shares issued	3,146,454	3,146,454		3,146,454